Liquidity and Going Concern Analysis (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Liquidity and Going Concern Analysis (Details) [Line Items]
Cash balance	$ 23,973		$ 37,136
Working capital deficit	6,658,253		5,461,724
Accumulated deficit	(52,196,869)		(50,539,218)	$ (48,164,615)
Net loss	(1,621,304)	$ (1,050,939)	(3,280,254)	(6,131,479)
Cash from operating activities	(221,976)	(432,553)	(1,713,810)	(3,494,122)
Net proceeds from the issuance of notes payable to related parties and third parties			2,239,840
Payable to third parties	445,000		720,135
Proceeds from the sale of its common stock		$ 10,000	$ 30,000	$ 405,000
Related Party [Member]
Liquidity and Going Concern Analysis (Details) [Line Items]
Proceeds from the sale of its common stock	$ 236,187